INCOME TAXES - Disclosure of detailed information about significant temporary differences, unused tax credits, and unused tax losses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Deferred tax assets:
Unrecognized deferred tax assets	$ 5,948,679	$ 5,066,922	$ 4,818,605
Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	18,396,343
No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	8,439,319
Mineral expenditures and other capital assets [Member] | Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Mineral expenditures and other capital assets [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	3,670,148
Share issue costs [Member] | Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	1,574,928
Share issue costs [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Non-capital losses and others [Member] | Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	16,821,415
Non-capital losses and others [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	$ 4,769,171